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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2010
                                               --------------------------------

Check here if Amendment [ ]; Amendment Number:
                                              -------
 This Amendment (Check only one.):   [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Davis-Rea Ltd.
           -----------------------------------------------------
Address:    95 St. Clair Avenue West, Suite 1400
           -----------------------------------------------------
            Toronto, ON  M4V 1N6
           -----------------------------------------------------
            CANADA
           -----------------------------------------------------

Form 13F File Number:  28- 13649
                          -----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      P. Zachary Curry
          -----------------------------------------------------
Title:     Chief Operating Officer, Portfolio Manager
          -----------------------------------------------------
Phone:     416-961-2494
          -----------------------------------------------------

Signature, Place, and Date of Signing:

    /s/ P. Zachary Curry           Toronto, Ontario         January 18, 2011
----------------------------   -----------------------   ----------------------
        [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:         0
                                          -----------------------

Form 13F Information Table Entry Total:    47
                                          -----------------------

Form 13F Information Table Value Total:    180,704
                                          -----------------------
                                                (thousands)

List of Other Included Managers: none


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                           FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2         COLUMN 3     COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                              VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
      NAME OF ISSUER         TITLE OF CLASS       CUSIP     (x $1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGER    SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
BCE LTD                      COM NEW           05534B 76 0      7748    215628   SH           SOLE       NONE    215628
BANK OF MONTREAL             COM               063671 10 1      5920    102584   SH           SOLE       NONE    102584
BANK OF NOVA SCOTIA          COM               064149 10 7      9597    165981   SH           SOLE       NONE    165981
BARRICK GOLD                 COM               067901 10 8      7646    143371   SH           SOLE       NONE    143371
BHP BILLITON -ADR-           SPONSORED ADR     05545E 20 9      6734     72469   SH           SOLE       NONE     72469
BROOKFIELD ASSET MGT-A LV    CL A LTD VT SH    112585 10 4      4906    147180   SH           SOLE       NONE    147180
CANADIAN PACIFIC RAILWAY     COM               13645T 10 0       407      6249   SH           SOLE       NONE      6249
CENOVUS ENERGY               COM               15135U 10 9      7730    231344   SH           SOLE       NONE    231344
CDN IMPERIAL BK OF COMMERCE  COM               136069 10 1      1221     15349   SH           SOLE       NONE     15349
DANAHER CORP                 COM               235851 10 2      4433     93988   SH           SOLE       NONE     93988
ELIZABETH ARDEN              COM               28660G 10 6       254     11051   SH           SOLE       NONE     11051
ENBRIDGE                     COM               29250N 10 5     19949    353105   SH           SOLE       NONE    353105
ENDEAVOUR SILVER             COM               29258Y 10 3       244     33200   SH           SOLE       NONE     33200
ENERPLUS                     UNIT TR G NEW     29274D 60 4       915     29530   SH           SOLE       NONE     29530
EXXON MOBIL                  COM               30231G 10 2      5672     77575   SH           SOLE       NONE     77575
FIRST MAJESTIC SILVER        COM               32076V 10 3       645     44600   SH           SOLE       NONE     44600
FEMALE HEALTH                COM               314462 10 2        57     10000   SH           SOLE       NONE     10000
GOLDCORP INC NEW             COM               380956 40 9      5930    128753   SH           SOLE       NONE    128753
IMPERIAL OIL                 COM NEW           453038 40 8     15107    369812   SH           SOLE       NONE    369812
INTL BUSINESS MACHINES       COM               459200 10 1       451      3072   SH           SOLE       NONE      3072
ISHARES TR INDEX             MSCI EAFE IDX     464287 46 5       478      8205   SH           SOLE       NONE      8205
ISHARES TR INDEX             MSCI EMERG MKT    464287 23 4       310      6500   SH           SOLE       NONE      6500
JOHNSON & JOHNSON            COM               478160 10 4       295      4773   SH           SOLE       NONE      4773
MANULIFE FINANCIAL           COM               56501R 10 6       219     12713   SH           SOLE       NONE     12713
MICROSOFT                    COM               594918 10 4       569     20400   SH           SOLE       NONE     20400
NEW GOLD INC CDA             COM               644535 10 6       293     30000   SH           SOLE       NONE     30000
ORACLE                       COM               68389X 10 5      3683    117678   SH           SOLE       NONE    117678
PAN AMERICAN SILVER          COM               697900 10 8      1195     29068   SH           SOLE       NONE     29068
PENN WEST ENERGY T/U         TR UNIT           707885 10 9      2340     97410   SH           SOLE       NONE     97410
PEPSICO                      COM               713448 10 8       990     15065   SH           SOLE       NONE     15065
POWERSHARES ETF TRUST        GOLDEN DRAGON USX 73935X 40 1       337     12650   SH           SOLE       NONE     12650
PROCTER & GAMBLE             COM               742718 10 9       703     10930   SH           SOLE       NONE     10930
ROYAL BK CDA                 COM               780087 10 2     14482    275685   SH           SOLE       NONE    275685
SILVER WHEATON               COM               828336 10 7       617     15800   SH           SOLE       NONE     15800
SILVERCORP METALS INC        COM               82835P 10 3       342     26700   SH           SOLE       NONE     26700
STILLWATER MINING            COM               86074Q 10 2       240     11255   SH           SOLE       NONE     11255
SUN LIFE FINANCIAL           COM               866896 10 5      9927    328393   SH           SOLE       NONE    328393
SUNCOR ENERGY INC NEW        COM               867224 10 7      2814     73206   SH           SOLE       NONE     73206
TALISMAN ENERGY              COM               87425E 10 3      4660    211838   SH           SOLE       NONE    211838
TECK RESOURCES               CL B              87842 20 4        254      4080   SH           SOLE       NONE      4080
THOMSON REUTERS              COM               884903 10 5     11225    300221   SH           SOLE       NONE    300221
3M COMPANY                   COM NEW           88579Y 10 1       216      2500   SH           SOLE       NONE      2500
TIM HORTONS                  COM               88706M 10 3      2535     61432   SH           SOLE       NONE     61432
TOREADOR RES CORP            COM               891050 10 6       155     10000   SH           SOLE       NONE     10000
TORONTO DOMINION BANK        COM NEW           891160 50 9     15169    203476   SH           SOLE       NONE    203476
TRANSCANADA CORP             COM               89353D 10 7      1024     26554   SH           SOLE       NONE     26554
UR-ENERGY                    COM               91688R 10 8        66     22000   SH           SOLE       NONE     22000